Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford International Equity Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 79 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction.

Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Total other expenses” have been restated for Class Y shares to reflect the removal of a cap on the transfer agency fee effective May 1, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities. The Fund seeks to outperform the MSCI All Country World ex USA Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may invest in companies of any market capitalization, and may trade securities actively.

The Fund seeks its investment objective by employing a multiple sleeve structure, which means the Fund has several components that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), manages using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Each of these sleeves is managed independently of each other. Wellington Management also may allocate a portion of the Fund’s assets in securities that Wellington Management believes may complement the risk factor biases of the other sleeves (“Risk Managed Sleeve”). In selecting securities for the Risk Managed Sleeve, Wellington Management uses systematic screening methodologies to select equity securities based on their characteristics, which may include but are not limited to their volatility, quality, value, growth, and momentum risk factor characteristics. The Risk Managed Sleeve is intended to be complementary to the other sleeves within the Fund. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the strategies represent a wide range of investment philosophies, companies, industries, and market capitalizations.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

 The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Asset Allocation Risk −The risk that if the Fund's strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Trading Risk − Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.

The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Reflect the Fund's performance when the Fund pursued a modified investment strategy prior to August 13, 2015.

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 23.93% (2nd quarter, 2009) Lowest -20.37% (3rd quarter, 2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2016 (including sales charges)
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | MSCI All Country World ex USA Index (Net)
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	4.50%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.58%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | MSCI All Country World ex USA Index (Gross)
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	1.02%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	1.03%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.79%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Year 1	rr_ExpenseExampleYear01	666
Year 3	rr_ExpenseExampleYear03	1,068
Year 5	rr_ExpenseExampleYear05	1,495
Year 10	rr_ExpenseExampleYear10	2,679
Year 1	rr_ExpenseExampleNoRedemptionYear01	666
Year 3	rr_ExpenseExampleNoRedemptionYear03	1,068
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,495
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,679
2009	rr_AnnualReturn2009	33.11%
2010	rr_AnnualReturn2010	14.24%
2011	rr_AnnualReturn2011	(14.05%)
2012	rr_AnnualReturn2012	18.43%
2013	rr_AnnualReturn2013	18.43%
2014	rr_AnnualReturn2014	(5.73%)
2015	rr_AnnualReturn2015	(0.72%)
2016	rr_AnnualReturn2016	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.67%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.24%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	(0.16%)	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class A | After Taxes on Distributions
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.93%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	(0.38%)	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.42%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	none	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	1.03%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.79%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Year 1	rr_ExpenseExampleYear01	369
Year 3	rr_ExpenseExampleYear03	784
Year 5	rr_ExpenseExampleYear05	1,225
Year 10	rr_ExpenseExampleYear10	2,447
Year 1	rr_ExpenseExampleNoRedemptionYear01	369
Year 3	rr_ExpenseExampleNoRedemptionYear03	784
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,225
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,447
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.90%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.21%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	1.00%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.76%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 698
Year 3	rr_ExpenseExampleYear03	1,069
Year 5	rr_ExpenseExampleYear05	1,567
Year 10	rr_ExpenseExampleYear10	2,812
Year 1	rr_ExpenseExampleNoRedemptionYear01	198
Year 3	rr_ExpenseExampleNoRedemptionYear03	769
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,367
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,812
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	(0.16%)	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	1.01%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.77%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 298
Year 3	rr_ExpenseExampleYear03	771
Year 5	rr_ExpenseExampleYear05	1,371
Year 10	rr_ExpenseExampleYear10	2,995
Year 1	rr_ExpenseExampleNoRedemptionYear01	198
Year 3	rr_ExpenseExampleNoRedemptionYear03	771
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,371
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,995
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.66%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	(0.22%)	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.92%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.73%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 92
Year 3	rr_ExpenseExampleYear03	443
Year 5	rr_ExpenseExampleYear05	818
Year 10	rr_ExpenseExampleYear10	1,871
Year 1	rr_ExpenseExampleNoRedemptionYear01	92
Year 3	rr_ExpenseExampleNoRedemptionYear03	443
Year 5	rr_ExpenseExampleNoRedemptionYear05	818
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.81%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.88%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	1.04%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.75%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 153
Year 3	rr_ExpenseExampleYear03	631
Year 5	rr_ExpenseExampleYear05	1,137
Year 10	rr_ExpenseExampleYear10	2,527
Year 1	rr_ExpenseExampleNoRedemptionYear01	153
Year 3	rr_ExpenseExampleNoRedemptionYear03	631
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,137
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,527
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.27%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.98%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.74%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 122
Year 3	rr_ExpenseExampleYear03	537
Year 5	rr_ExpenseExampleYear05	978
Year 10	rr_ExpenseExampleYear10	2,204
Year 1	rr_ExpenseExampleNoRedemptionYear01	122
Year 3	rr_ExpenseExampleNoRedemptionYear03	537
Year 5	rr_ExpenseExampleNoRedemptionYear05	978
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,204
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.48%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.56%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 92
Year 3	rr_ExpenseExampleYear03	436
Year 5	rr_ExpenseExampleYear05	805
Year 10	rr_ExpenseExampleYear10	1,841
Year 1	rr_ExpenseExampleNoRedemptionYear01	92
Year 3	rr_ExpenseExampleNoRedemptionYear03	436
Year 5	rr_ExpenseExampleNoRedemptionYear05	805
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.69%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.79%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.84%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.75%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	416
Year 5	rr_ExpenseExampleYear05	774
Year 10	rr_ExpenseExampleYear10	1,782
Year 1	rr_ExpenseExampleNoRedemptionYear01	82
Year 3	rr_ExpenseExampleNoRedemptionYear03	416
Year 5	rr_ExpenseExampleNoRedemptionYear05	774
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.87%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.92%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.79%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	405
Year 5	rr_ExpenseExampleYear05	752
Year 10	rr_ExpenseExampleYear10	1,731
Year 1	rr_ExpenseExampleNoRedemptionYear01	82
Year 3	rr_ExpenseExampleNoRedemptionYear03	405
Year 5	rr_ExpenseExampleNoRedemptionYear05	752
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,731
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.81%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	0.88%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008

[1]	Effective March 1, 2017, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net) because the Investment Manager believes that the net version of the benchmark better reflects potential tax consequences for the Fund.
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	"Total other expenses" are based on estimated amounts for Class T and F shares. "Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 1.04% (Class A), 1.01% (Class B), 1.02% (Class C), 0.93% (Class I), 1.05% (Class R3), 0.99% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). "Total other expenses" have been restated for Class Y shares to reflect the removal of a cap on the transfer agency fee effective May 1, 2017.
[4]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses" for Class Y shares.
[5]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.19% (Class T), 1.94% (Class B), 1.94% (Class C), 0.89% (Class I), 1.49% (Class R3), 1.19% (Class R4), 0.89% (Class R5), 0.79% (Class Y) and 0.79% (Class F). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, B, C, I, R3, R4, R5 and Y shares. Each contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.